UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Money Market Fund

September 30, 2016

OFS-QTLY-1116
1.807730.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 10/7/16, VRDN (a)(b)	$700,000	$700,000
Alaska - 0.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.91% 10/7/16, VRDN (a)	200,000	200,000
Arkansas - 0.7%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.07% 10/7/16, VRDN (a)(b)	400,000	400,000
Series 2002, 1.03% 10/7/16, VRDN (a)(b)	2,400,000	2,400,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.05% 10/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		4,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1% 10/7/16, VRDN (a)	200,000	200,000
Series 1994, 1.15% 10/3/16, VRDN (a)(b)	200,000	200,000
		400,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.92% 10/7/16, VRDN (a)	2,150,000	2,150,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.97% 10/7/16, VRDN (a)	200,000	200,000
		2,350,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 10/7/16, VRDN (a)(b)	600,000	600,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.04% 10/7/16, VRDN (a)(b)	1,500,000	1,500,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.02% 10/7/16, VRDN (a)	600,000	600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.89% 10/7/16, VRDN (a)(b)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 10/7/16, VRDN (a)(b)	700,000	700,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.91% 10/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 D, 0.93% 10/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 E, 0.93% 10/7/16, VRDN (a)(b)	200,000	200,000
		600,000
Ohio - 52.7%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 C, 0.85% 10/3/16, LOC MUFG Union Bank NA, VRDN (a)	12,535,000	12,535,000
Series 2012 B, 0.87% 10/7/16, VRDN (a)	65,000,000	65,000,001
Athens County Port Auth. Hsg. 0.9% 10/7/16, LOC Barclays Bank PLC, VRDN (a)	16,375,000	16,375,000
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.85% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,200,000	22,200,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.9% 10/7/16, LOC Northern Trust Co., VRDN (a)	16,045,000	16,045,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.87% 10/7/16, LOC PNC Bank NA, VRDN (a)	2,850,000	2,850,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.89% 10/7/16, LOC Comerica Bank, VRDN (a)	4,800,000	4,800,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.88% 10/7/16, LOC Northern Trust Co., VRDN (a)	7,400,000	7,400,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.88% 10/7/16, LOC Northern Trust Co., VRDN (a)	4,780,000	4,780,000
Series 1996 B, 0.88% 10/7/16, LOC Northern Trust Co., VRDN (a)	8,245,000	8,245,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.88% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,865,000	2,865,000
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.87% 10/7/16, LOC PNC Bank NA, VRDN (a)	15,800,000	15,800,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.93% 10/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,355,000	11,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.06% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,475,000	1,475,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.89% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,330,000	2,330,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.87% 10/7/16, LOC PNC Bank NA, VRDN (a)	19,000,000	19,000,000
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.83% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(TimkenSteel Proj.) Series 2003, 0.84% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Ohio Gen. Oblig. 0.84% 10/7/16, VRDN (a)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.85% 10/7/16, LOC PNC Bank NA, VRDN (a)	32,000,000	32,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.86% 10/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,150,000	5,150,000
Series 2004 D, 0.85% 10/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,250,000	5,250,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 1.06% 10/7/16, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	245,000	245,000
(Wingate at Belle Meadows Proj.) 0.92% 10/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,520,000	8,520,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 0.86% 10/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	10,000,000	10,000,000
Series 2016 H, 0.86% 10/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,200,000	11,200,000
Ohio State Univ. Gen. Receipts Series 2001, 0.88% 10/7/16, VRDN (a)	8,155,000	8,155,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.94% 10/7/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.94% 10/7/16, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
		344,420,001
Texas - 0.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.01% 10/7/16, VRDN (a)(b)	2,700,000	2,700,000
Series 2009 B, 0.94% 10/3/16, VRDN (a)	1,100,000	1,100,000
Series 2010 D, 0.93% 10/3/16, VRDN (a)	2,035,000	2,035,000
		5,835,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.12% 10/7/16, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.18% 10/7/16, VRDN (a)(b)	600,000	600,000
		1,300,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.88% 10/7/16, VRDN (a)	1,095,000	1,095,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $365,950,001)		365,950,001

Tender Option Bond - 6.4%
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.03% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
Ohio - 6.2%
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,330,000	3,330,000
Columbus Gen. Oblig. Participating VRDN:
Series Clipper 08 2, 0.88% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,000,000	4,000,000
Series Putters 2365, 0.88% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,360,000	4,360,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.88% 10/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
Franklin County Hosp. Rev. Participating VRDN Series 16 XL0004, 0.89% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,480,000	4,480,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,250,000	6,250,000
Series 2015 XF0105, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500,000	4,500,000
0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,805,000	9,805,000
		40,725,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 10/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	700,000	700,000
TOTAL TENDER OPTION BOND
(Cost $41,925,000)		41,925,000

Other Municipal Security - 29.7%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.95%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,200,000	2,200,000
Series 2010 A2, 0.96%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,600,000	1,600,000
		3,800,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.8% tender 10/5/16, CP mode	300,000	300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93A, 1.08% tender 11/10/16, CP mode	900,000	900,000
Series 92:
1.03% tender 11/8/16, CP mode	25,000	25,000
1.05% tender 11/9/16, CP mode	400,000	400,000
Series 93B, 0.95% tender 10/12/16, CP mode	500,000	500,000
		1,825,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.13% tender 11/9/16, CP mode (b)	400,000	400,000
Series 90A, 1.1% tender 11/8/16, CP mode (b)	1,100,000	1,100,000
Series 90B, 1.08% tender 10/25/16, CP mode	600,000	600,000
Series A1:
0.95% tender 10/18/16, CP mode (b)	1,000,000	1,000,000
1.03% tender 10/5/16, CP mode (b)	100,000	100,000
		3,200,000
Ohio - 28.1%
American Muni. Pwr. BAN:
Series 2015, 1% 10/21/16	4,000,000	4,000,550
1.25% 4/27/17 (Ohio Gen. Oblig. Guaranteed)	850,000	852,433
Avon Gen. Oblig. BAN:
Series 2016, 1.25% 1/26/17	2,000,000	2,001,404
1.5% 1/26/17	2,615,000	2,620,795
Belmont County BAN 2% 4/21/17	9,339,000	9,398,963
Berea BAN 1.5% 3/16/17	2,150,000	2,157,959
Blendon Township BAN Series 2016, 2% 2/9/17 (Ohio Gen. Oblig. Guaranteed)	2,250,000	2,260,389
Butler County Gen. Oblig. BAN Series 2016, 0.75% 7/27/17	6,380,000	6,380,000
Delaware Gen. Oblig. BAN 1% 4/13/17	3,365,000	3,368,533
Dublin City School District BAN 1.5% 5/2/17	2,250,000	2,259,124
Fairborn Gen. Oblig. BAN 1.25% 3/23/17	4,074,450	4,084,791
Franklin County Hosp. Facilities Rev. Bonds Series 2013, 5% 5/15/17	1,000,000	1,026,493
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	2,400,000	2,478,532
Franklin County Rev. Bonds Series 2013 OH, 0.7%, tender 12/1/16 (a)	7,200,000	7,200,000
Hancock County Gen. Oblig. BAN Series 2015, 2% 11/3/16	3,725,000	3,729,704
Huber Heights BAN 2% 6/1/17	8,800,000	8,865,621
Kenston Local School District BAN Series 2016, 2% 6/29/17	4,000,000	4,036,232
Lebanon Gen. Oblig. BAN 2% 4/12/17	4,600,000	4,628,444
Licking County BAN 2% 5/24/17	3,000,000	3,024,530
Lima Gen. Oblig. BAN 1.5% 3/15/17	4,295,000	4,310,420
Lorain County Gen. Oblig. BAN Series 2016, 2.25% 11/10/16	3,500,000	3,506,245
Madison Local School District Lake County BAN Series 2015, 1.25% 10/6/16 (Ohio Gen. Oblig. Guaranteed)	1,455,000	1,455,138
Marion Gen. Oblig. BAN Series 2016 2% 9/7/17 (Ohio Gen. Oblig. Guaranteed)	5,500,000	5,561,160
Marysville Gen. Oblig. BAN Series 2016, 1.375% 8/24/17	1,750,000	1,757,373
Mason City School District BAN Series 2016, 1.5% 1/25/17	3,900,000	3,910,803
Mason Gen. Oblig. BAN 2% 5/24/17	2,750,000	2,771,951
Miami County Gen. Oblig. BAN Series 2015, 1.75% 11/22/16	5,610,000	5,617,711
Ohio Gen. Oblig. Bonds Series 2016 A, 2% 2/1/17	1,750,000	1,757,790
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 08B5:
0.49% tender 10/6/16, CP mode	5,000,000	5,000,000
0.53% tender 10/26/16, CP mode	7,400,000	7,400,000
0.8% tender 12/6/16, CP mode	12,000,000	12,000,000
0.9% tender 1/4/17, CP mode	6,700,000	6,700,000
Series 08B6:
0.8% tender 12/6/16, CP mode	2,000,000	2,000,000
0.82% tender 12/14/16, CP mode	6,900,000	6,900,000
Series 2016, 0.5% tender 10/18/16, CP mode	5,000,000	5,000,000
Ohio Spl. Oblig. Bonds:
(Mental Health Facilities Impt. Fund Projs.) Series 2016 A, 4% 6/1/17	2,435,000	2,488,358
Series 2015, 4% 4/1/17	735,000	747,039
Ohio State Univ. Gen. Receipts Bonds Series 2010 A, 5% 12/1/16	715,000	720,179
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.49% tender 10/6/16, CP mode	7,900,000	7,900,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2010, 5% 12/1/16	860,000	866,350
Scioto County Hosp. Facilities Rev. Bonds Series 2016, 3% 2/15/17	775,000	781,518
Union County Gen. Oblig. BAN 1.25% 3/29/17	5,500,000	5,511,793
Vandalia Gen. Oblig. BAN Series 2016 1.75% 9/7/17	3,000,000	3,020,797
Warren County Gen. Oblig. BAN Series 2016, 1.75% 8/24/17	2,000,000	2,015,973
Wayne County Ohio BD BAN Series 2016, 2% 6/30/17	4,000,000	4,036,366
Willoughby BAN 2% 5/26/17	5,680,000	5,725,733
		183,837,194
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 92, 1.15% tender 11/2/16, CP mode (b)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.13% tender 11/9/16, CP mode (b)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $194,062,194)		194,062,194
	Shares	Value

Investment Company - 5.3%
Fidelity Municipal Cash Central Fund, 0.81% (d)(e)
(Cost $34,884,001)	34,884,001	34,884,001
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $636,821,196)		636,821,196
NET OTHER ASSETS (LIABILITIES) - 2.6%		16,934,830
NET ASSETS - 100%		$653,756,026

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$139,551
Total	$139,551

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At September 30, 2016 the cost for Federal Income Tax Purposes was $636,821,196.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Money Market Fund

September 30, 2016

MIS-QTLY-1116
1.807721.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 10/7/16, VRDN (a)(b)	$600,000	$600,000
Arkansas - 0.4%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.05% 10/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1% 10/7/16, VRDN (a)	200,000	200,000
Series 1994, 1.15% 10/3/16, VRDN (a)(b)	200,000	200,000
		400,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.92% 10/7/16, VRDN (a)	4,500,000	4,500,000
Iowa - 0.1%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.97% 10/7/16, VRDN (a)(b)	500,000	500,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.04% 10/7/16, VRDN (a)(b)	1,400,000	1,400,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.02% 10/7/16, VRDN (a)	300,000	300,000
Michigan - 52.6%
Central Michigan Univ. Rev. Series 2008 A, 0.86% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	14,890,000	14,890,000
Grand Traverse County Hosp. Series 2011 B, 0.91% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B:
0.84% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,955,000	1,955,000
0.84% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.83% 10/7/16, LOC Bank of America NA, VRDN (a)	6,230,000	6,230,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.89% 10/7/16, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,665,000	21,665,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.86% 10/7/16, LOC Citibank NA, VRDN (a)	16,370,000	16,370,000
Series 2011 B, 0.86% 10/7/16, LOC Citibank NA, VRDN (a)	23,895,000	23,895,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.86% 10/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,500,000	1,500,000
Series 22 A, 0.89% 10/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	58,380,000	58,380,000
Michigan Hosp. Fin. Auth. Rev. Series B, 0.86% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	18,025,000	18,025,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.88% 10/7/16, LOC Citibank NA, VRDN (a)(b)	3,595,000	3,595,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.88% 10/7/16, LOC Citibank NA, VRDN (a)(b)	5,345,000	5,345,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.88% 10/7/16, LOC Citibank NA, VRDN (a)(b)	6,180,000	6,180,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 0.9% 10/7/16, LOC Fannie Mae, VRDN (a)(b)	5,765,000	5,765,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.86% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	9,200,000	9,200,000
Michigan State Univ. Revs. Series 2000 A, 0.85% 10/7/16 (Liquidity Facility Northern Trust Co.), VRDN (a)	22,285,000	22,285,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 1.02% 10/7/16, LOC Bank of America NA, VRDN (a)(b)	695,000	695,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.85% 10/3/16, VRDN (a)	8,300,000	8,300,000
(Consumers Energy Co. Proj.):
0.83% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	17,800,000	17,800,000
0.87% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.88% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.9% 10/7/16, LOC Comerica Bank, VRDN (a)	8,915,000	8,915,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.93% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
Univ. of Michigan Rev. Series 2012 D2, 0.87% 10/7/16, VRDN (a)	7,110,000	7,110,000
		329,065,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 10/7/16, VRDN (a)(b)	600,000	600,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.91% 10/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 D, 0.93% 10/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 E, 0.93% 10/7/16, VRDN (a)(b)	200,000	200,000
		600,000
Texas - 0.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 1.01% 10/7/16, VRDN (a)(b)	400,000	400,000
Series 2009 C, 0.94% 10/3/16, VRDN (a)	500,000	500,000
Series 2010 D, 0.94% 10/3/16, VRDN (a)	1,525,000	1,525,000
		2,425,000
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.97% 10/7/16, LOC Bank of America NA, VRDN (a)	1,585,000	1,585,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.12% 10/7/16, VRDN (a)(b)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $345,175,000)		345,175,000

Tender Option Bond - 8.6%
California - 0.2%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.99% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Michigan - 8.3%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,200,000	7,200,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series 16 XM0223, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,010,000	2,010,000
Series 16 ZM0166, 0.88% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 0.88% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,335,000	3,335,000
Series RBC 2016 ZM0131, 0.88% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,665,000	1,665,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.04%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,610,000	7,610,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,300,000	5,300,000
		51,810,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.03% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 10/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $54,010,000)		54,010,000

Other Municipal Security - 24.6%
Georgia - 1.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.95%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,100,000	2,100,000
Series 2010 A2, 0.96%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	5,060,000	5,060,000
		7,160,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.8% tender 10/5/16, CP mode	300,000	300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 92:
1.05% tender 11/9/16, CP mode	300,000	300,000
1.08% tender 11/10/16, CP mode	900,000	900,000
Series 93B, 0.95% tender 10/12/16, CP mode	500,000	500,000
		1,700,000
Michigan - 22.5%
Grand Valley Michigan State Univ. Rev. Bonds Series 2009, 5.625% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,180,000	1,189,912
Ingham, Eaton and Clinton Counties Lansing School District Bonds Series 2016 I, 3% 5/1/17	3,000,000	3,038,825
Kalamazoo Gen. Oblig. TAN Series 2016, 1.25% 12/1/16	3,000,000	3,003,722
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 1.09%, tender 4/28/17 (a)	27,915,000	27,915,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 2009 I, 5% 10/15/16	1,270,000	1,272,146
Series 7, 0.94% 12/8/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	6,300,000	6,300,000
Michigan Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 12/1/16	1,595,000	1,606,545
Series 2013 M1, 0.7%, tender 12/1/16 (a)	6,800,000	6,800,000
Series 2015 MI, 5% 12/1/16	250,000	251,812
5% 1/1/17	5,675,000	5,737,462
Michigan Gen. Oblig. Bonds Series 2002, 5.5% 12/1/16	2,390,000	2,409,664
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
1.11%, tender 4/28/17 (a)	12,910,000	12,910,000
1.11%, tender 4/28/17 (a)	4,635,000	4,635,000
1.11%, tender 4/28/17 (a)	10,380,000	10,380,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.5% 11/1/16	3,590,000	3,605,063
Series 2006, 5% 11/1/16	1,070,000	1,073,932
Rochester Cmnty. School District Bonds 4% 5/1/17 (Michigan Gen. Oblig. Guaranteed)	4,560,000	4,647,604
Univ. of Michigan Rev.:
Series K1:
0.49% 10/3/16, CP	11,000,000	11,000,000
0.74% 11/7/16, CP	6,800,000	6,800,000
0.74% 11/16/16, CP	6,700,000	6,700,000
0.88% 12/5/16, CP	6,800,000	6,800,000
Series K2:
0.77% 6/12/17, CP	6,500,000	6,500,000
0.9% 6/26/17, CP	6,300,000	6,300,000
		140,876,687
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.13% tender 11/9/16, CP mode (b)	400,000	400,000
Series 90A, 1.1% tender 11/8/16, CP mode (b)	1,000,000	1,000,000
Series 90B, 1.08% tender 10/25/16, CP mode	600,000	600,000
Series A1:
0.95% tender 10/18/16, CP mode (b)	900,000	900,000
1.03% tender 10/5/16, CP mode (b)	100,000	100,000
		3,000,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 92, 1.15% tender 11/2/16, CP mode (b)	500,000	500,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.13% tender 11/9/16, CP mode (b)	400,000	400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $153,936,686)		153,936,687
	Shares	Value

Investment Company - 11.8%
Fidelity Municipal Cash Central Fund, 0.81% (e)(f)
(Cost $73,667,000)	73,667,000	73,666,999
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $626,788,686)		626,788,686
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(998,057)
NET ASSETS - 100%		$625,790,629

Security Type Abbreviations

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 1.2% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.04%, tender 12/8/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$201,293
Total	$201,293

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At September 30, 2016 the cost for Federal Income Tax Purposes was $626,788,686.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Money Market Fund

September 30, 2016

PFR-QTLY-1116
1.807725.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 10/7/16, VRDN (a)(b)	$400,000	$400,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.07% 10/7/16, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.05% 10/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1% 10/7/16, VRDN (a)	100,000	100,000
Series 1994, 1.15% 10/3/16, VRDN (a)(b)	200,000	200,000
		300,000
Florida - 0.7%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.98% 10/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,345,000	3,345,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.92% 10/7/16, VRDN (a)	700,000	700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.92% 10/7/16, VRDN (a)	2,000,000	2,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.97% 10/7/16, VRDN (a)	800,000	800,000
		3,500,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 10/7/16, VRDN (a)(b)	400,000	400,000
Iowa - 0.0%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.97% 10/7/16, VRDN (a)(b)	300,000	300,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.04% 10/7/16, VRDN (a)(b)	1,000,000	1,000,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.02% 10/7/16, VRDN (a)	700,000	700,000
Series 2010 B1, 1.02% 10/7/16, VRDN (a)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.07% 10/7/16, VRDN (a)(b)	400,000	400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.91% 10/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 D, 0.93% 10/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 E, 0.93% 10/7/16, VRDN (a)(b)	100,000	100,000
		300,000
Pennsylvania - 45.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	2,965,000	2,965,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	7,275,000	7,275,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	10,000,000	10,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	6,440,000	6,440,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.94% 10/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 1.02% 10/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,415,000	3,415,000
(Snowball Real Estate LP Proj.) 1.03% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	895,000	895,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.89% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,800,000	15,800,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.89% 10/7/16, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.89% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,900,000	12,900,000
Haverford Township School District Series 2009, 0.88% 10/7/16, LOC TD Banknorth, NA, VRDN (a)	13,360,000	13,360,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.94% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,600,000	4,600,000
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.89% 10/7/16, LOC PNC Bank NA, VRDN (a)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.89% 10/7/16, LOC PNC Bank NA, VRDN (a)	685,000	685,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	15,000	15,000
Luzerne County Convention Ctr. Series 2012, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	2,140,000	2,140,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.89% 10/7/16, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 1% 10/7/16, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Series 2004 B, 0.99% 10/7/16, LOC PNC Bank NA, VRDN (a)	800,000	800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Second Series, 0.82% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,015,000	2,015,000
(Point Park College Proj.) 0.93% 10/7/16, LOC PNC Bank NA, VRDN (a)	600,000	600,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.82% 10/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	20,020,000	20,020,000
Series 2005 C2, 0.83% 10/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	11,145,000	11,145,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.03% 10/7/16, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,345,000	1,345,000
(The Franklin Institute Proj.) Series 2006, 0.91% 10/7/16, LOC Bank of America NA, VRDN (a)	7,555,000	7,555,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.88% 10/7/16, LOC Barclays Bank PLC, VRDN (a)	13,190,000	13,190,000
Philadelphia Gen. Oblig. Series 2009 B, 0.88% 10/7/16, LOC Barclays Bank PLC, VRDN (a)	7,400,000	7,400,000
Philadelphia School District:
Series 2016 B, 0.88% 10/7/16, LOC Bank of America NA, VRDN (a)	14,690,000	14,690,000
Series 2016 C, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	2,500,000	2,500,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.88% 10/7/16, LOC Royal Bank of Canada, VRDN (a)	2,800,000	2,800,000
Ridley School District Series 2009, 0.88% 10/7/16, LOC TD Banknorth, NA, VRDN (a)	8,795,000	8,795,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	9,650,000	9,650,000
		211,815,000
Texas - 0.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.93% 10/3/16, VRDN (a)	1,050,000	1,050,000
Series 2004, 1.01% 10/7/16, VRDN (a)(b)	200,000	200,000
		1,250,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.12% 10/7/16, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.18% 10/7/16, VRDN (a)(b)	400,000	400,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $227,390,000)		227,390,000

Tender Option Bond - 24.3%
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.03% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Pennsylvania - 24.2%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785,000	2,785,000
Series Putters 0047, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,605,000	6,605,000
0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,285,000	6,285,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.88% 10/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Montgomery Cnty. Indl. Dev. Auth. Rev. Participating VRDN Series Floaters 62 144, 0.89% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200,000	5,200,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 0.92% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,605,000	3,605,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,770,000	4,770,000
Series MS 3382, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500,000	7,500,000
Series Putters 4014, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R 14070, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.04%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,900,000	5,900,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.04%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 1.04%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	9,000,000	9,000,000
Participating VRDN:
Series Floaters XG 01 06, 0.91% 10/7/16 (Liquidity Facility Bank of America NA) (a)(c)	4,095,000	4,095,000
Series MS 3252, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,035,000	5,035,000
Pennsylvania St. Univ. Participating VRDN Series 16 XX 1021, 0.89% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,175,000	4,175,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 14 XM0005, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	5,625,000	5,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330,000	5,330,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.04%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,500,000	6,500,000
		111,750,000
TOTAL TENDER OPTION BOND
(Cost $112,050,000)		112,050,000

Other Municipal Security - 18.5%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.95%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Series 2010 A2, 0.96%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,100,000	1,100,000
		2,600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.8% tender 10/5/16, CP mode	200,000	200,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 92:
1.05% tender 11/9/16, CP mode	200,000	200,000
1.08% tender 11/10/16, CP mode	700,000	700,000
Series 93B, 0.95% tender 10/12/16, CP mode	400,000	400,000
		1,300,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.13% tender 11/9/16, CP mode (b)	300,000	300,000
Series 90A, 1.1% tender 11/8/16, CP mode (b)	800,000	800,000
Series 90B, 1.08% tender 10/25/16, CP mode	400,000	400,000
Series A1:
0.95% tender 10/18/16, CP mode (b)	700,000	700,000
1.03% tender 10/5/16, CP mode (b)	100,000	100,000
		2,300,000
Pennsylvania - 17.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/16	1,500,000	1,502,632
Lancaster County Hosp. Auth. Health Ctr. Rev. Bonds Series 2007 B, 5% 3/15/17 (Pre-Refunded to 3/15/17 @ 100)	1,025,000	1,044,940
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 1/1/17	1,020,000	1,028,779
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2014 A, 4% 2/1/17	1,430,000	1,446,280
Pennsylvania Gen. Oblig. Bonds:
Series 2006, 5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	5,000,000	5,000,000
Series 2007 A, 5% 11/1/16	1,000,000	1,003,745
Series 2009, 5% 3/15/17	1,235,000	1,258,928
Series 2010 A, 5% 5/1/17	2,990,000	3,063,378
Series 2010, 5% 2/15/17	5,240,000	5,325,004
Series 2011, 5% 11/15/16	7,120,000	7,159,062
Series 2013, 5% 4/1/17	2,525,000	2,580,295
Series 2016, 5% 2/1/17	5,900,000	5,984,802
5% 10/15/16	1,225,000	1,227,140
5% 6/1/17	6,000,000	6,170,426
5% 8/15/17	1,500,000	1,556,709
Philadelphia Arpt. Rev. Series B3:
0.6% 11/9/16, LOC Wells Fargo Bank NA, CP (b)	5,300,000	5,300,000
0.81% 1/5/17, LOC Wells Fargo Bank NA, CP (b)	5,200,000	5,200,000
Philadelphia Gas Works Rev. Series 2, 0.98% 10/31/16, LOC PNC Bank NA, CP	4,600,000	4,600,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 05B, 0.74% tender 11/1/16, CP mode	5,000,000	5,000,000
Series 07B, 0.72% tender 10/17/16, CP mode	5,000,000	5,000,000
Series 14B1, 0.55% tender 11/15/16, CP mode	3,050,000	3,050,000
Series 14B2, 0.52% tender 11/15/16, CP mode	5,000,000	5,000,000
		78,502,120
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 92, 1.15% tender 11/2/16, CP mode (b)	400,000	400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.13% tender 11/9/16, CP mode (b)	300,000	300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $85,602,119)		85,602,119
	Shares	Value

Investment Company - 6.7%
Fidelity Municipal Cash Central Fund, 0.81% (f)(g)
(Cost $30,707,800)	30,707,800	30,707,800
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $455,749,919)		455,749,919
NET OTHER ASSETS (LIABILITIES) - 1.2%		5,573,590
NET ASSETS - 100%		$461,323,509

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,400,000 or 5.7% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,625,000 or 1.2% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.04%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$5,900,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.04%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.04%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$9,000,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.04%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$6,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$112,044
Total	$112,044

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At September 30, 2016 the cost for Federal Income Tax Purposes was $455,749,919.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016